Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The JPMorgan Chase 401(k) Savings Plan (“Plan”) is a defined contribution plan sponsored by JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank, N.A.”), a wholly-owned bank subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), which is a leading financial services firm based in the United States of America (“U.S.”), with operations worldwide. JPMorgan Chase Bank, N.A. is a national banking association that has retail branches in 48 states and Washington, D.C. and operates nationally as well as through non-U.S. bank overseas branches and subsidiaries, representative offices and subsidiary foreign banks.
The following is a general description of the Plan. Refer to the Plan’s Summary Plan Description and governing legal Plan document for a more complete description of the Plan.
General
The Plan enables eligible employees of JPMorganChase and certain of its affiliated companies (i.e., "Participants") to save and invest for their retirement in individual accounts. All amounts contributed to a Participant’s account under the Plan are held in a trust fund administered by JPMorgan Chase Bank, N.A., as Trustee.
The Plan is administered by the plan administrator who is appointed by the Board of Directors of JPMorganChase or JPMorgan Chase Bank, N.A. The Plan is subject to and is intended to comply with the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and the Internal Revenue Code of 1986, as amended ("Code"). The Plan is designed to comply with Section 404(c) of ERISA and the related regulations. As a result, the Plan’s fiduciaries may be released from liability for any losses that result from the Participant’s individual investment decisions.
Eligibility
Full-time employees are eligible to enroll in the Plan as of their first day of employment. Part-time employees who are regularly scheduled to work 20 hours or more per week are eligible to participate after completing 60 days of service. Effective January 1, 2024, employees who are regularly scheduled to work less than 20 hours per week, as well as employees who are classified as intern, seasonal, or temporary, are eligible to participate after completing one year of service. Newly eligible and rehired employees are automatically enrolled in the Plan at a 5% before-tax contribution rate on ongoing compensation (base salary/regular pay and any non-annual cash incentive compensation) unless they otherwise enroll themselves or opt out of the Plan within their first 31 days of eligibility (3% rate prior to January 1, 2025). Further, unless the employees elect a different rate, for employees who are automatically enrolled, their contribution rate is automatically increased annually by 1% until they reach a before-tax contribution rate of 10%. Unless another investment election is chosen, Participant contributions are invested in one of the Plan’s qualified default investment alternative funds, the Target Date Funds.
Contributions
Participant contributions
Participants may contribute to the Plan through payroll deductions of up to 50% of eligible compensation (in 1% increments) as pre-tax and/or Roth 401(k) contributions and, effective July 23, 2025, may also make up to $10,000 in non-Roth after-tax contributions per year, in each case subject to applicable legal and plan limits ("Contributions"). Eligible compensation generally means base salary/regular pay and variable incentive compensation. Eligible compensation excludes overtime, sign-on bonuses and similar awards, referral awards, stipends, non-cash awards (such as equity awards), and allowances. The maximum annual eligible compensation under the Plan may not exceed the applicable statutory limit.
In addition, Participants who are age 50 or older are permitted to make additional Contributions known as “catch-up” contributions.
Matching contributions
Generally, except as discussed below, each contributing employer (“Contributing Employer”) makes an annual matching contribution ("Matching Contribution") on behalf of each Participant who has completed one year of service in an amount equal to 100% of the Participant’s pre-tax and/or Roth 401(k) Contributions up to 5% of eligible compensation – provided that the Participant is employed by JPMorgan Chase at the end of the calendar year, unless certain specified conditions are met. Participants whose total annual cash compensation is $350,000 to $999,999 are eligible for Matching Contributions as described above, but capped at $10,000 annually. Participants whose total annual cash compensation is $1,000,000 or more are not eligible to receive Matching Contributions ($250,000 or more prior to January 1, 2025). The determination of total annual cash compensation is made each
August 1 and applies for the next succeeding calendar year. Non-Roth after-tax Contributions are not eligible for Matching Contributions.
Matching Contributions are invested in the same manner as a Participant’s Contributions.
Non-matching contributions
Each Contributing Employer provides an annual profit-sharing contribution to the Plan (known as “automatic pay credits”) on behalf of each Participant who has completed one year of service and whose total annual cash compensation is less than $350,000 - provided that the Participant is employed by JPMorgan Chase at the end of the calendar year, unless certain specified conditions are met. Automatic pay credits are based upon a percentage of the Participant's eligible compensation capped at $100,000 annually.
Non-matching Contributions are invested in the same manner as a Participant’s Contributions, or in a Target Date Fund in the absence of such an election.
Discretionary contributions
In December 2025 and 2024, JPMorgan Chase Bank, N.A., on behalf of each Contributing Employer, announced the granting of discretionary contributions to certain non-highly compensated employees. The contributions were allocated to the accounts of the eligible employees in January 2026 and 2025, respectively. The awards were immediately 100% vested and were invested in the same manner as the Participant's Contributions, or in a Target Date Fund in the absence of such an election.
Rollover contributions
The Plan accepts qualifying rollover contributions made by Participants in cash from qualified retirement plans of other employers, individual retirement accounts (“IRA”), governmental 457 plans, and 403(b) plans.
Dividend election
The JPMorgan Chase Common Stock Fund has been designated as a non-leveraged employee stock ownership plan. As such, Participants may elect to have any dividends attributable to their vested balance paid to them on a quarterly basis rather than reinvested; the dividend payments are not subject to an early distribution tax penalty. If a Participant makes no election, the dividend income will automatically be reinvested in the Participant’s account in the JPMorgan Chase Common Stock Fund.
Vesting
A Participant’s Contributions are 100% vested, including any associated investment performance (or “earnings”). Participants become 100% vested in the value of the Matching Contributions and automatic pay credits, including any associated investment performance, after they have completed three years of service. Employer discretionary contributions, if any, vest according to the schedule communicated at the time they were announced.
Forfeited amounts
In accordance with the Plan's governing document, amounts that are forfeited, including unvested employer contributions, can be used to offset the cost of a Contributing Employer’s future contributions and/or Plan expenses that would otherwise be paid directly by the Contributing Employer. For the years ended December 31, 2025 and 2024, $34,751,294 and $10,679,190, respectively, of forfeited amounts were used to offset the cost of Contributing Employer contributions and/or Plan expenses that would have otherwise been paid directly by a Contributing Employer.
Distributions
Withdrawal of contributions
The Plan allows a Participant to withdraw all or any portion of his or her vested account balance attributable to after-tax contributions or contributions rolled over from another qualified plan or IRA, if any. Certain individuals who participated in prior plans may also withdraw other types of non-forfeitable employer contributions, subject to certain restrictions.
Participants who have withdrawn all amounts permissible under the preceding paragraph may request to withdraw up to the remaining amount of their vested account balance only upon attaining age 59 ½ or for reasons of financial hardship (limited to amounts that are eligible to be withdrawn for financial hardship per Plan provisions and applicable regulations). Participants who do not have the amounts described in the preceding paragraph may request to withdraw their vested account balance only upon attaining age 59 ½ or for reasons of financial hardship
(limited to amounts that are eligible to be withdrawn for financial hardship per Plan provisions and applicable regulations).
The Plan allows for in-plan Roth conversions whereby certain Plan Participants who are eligible to take an in-service withdrawal or distribution can convert certain non-Roth account balances in the Plan to Roth accounts. Effective July 23, 2025, Participants can also elect to convert future after-tax contributions into Roth each time a contribution is made to the Plan.
Payment of vested benefits
A Participant who terminates employment may elect to receive the value of his or her vested benefit under the Plan. In the event of the death of a married Participant, fully vested benefits will be distributed to the Participant’s spouse or to another beneficiary if the spouse previously consented. An unmarried Participant may designate anyone as his or her beneficiary. If there is no spouse or living beneficiary on the date of the Participant’s death, the value of the vested benefit is distributed to the Participant’s estate.
A terminated Participant whose vested account balance under the Plan (including loans) is $1,000 or more may elect to: (1) receive a lump sum payment, (2) obtain a rollover payment to an IRA (traditional or Roth) or another employer’s qualified plan, (3) receive monthly, quarterly or annual installments over a period not exceeding their life expectancy, (4) receive a withdrawal of a specified dollar amount not less than $1,000 (i.e., "partial withdrawal"), or (5) defer receipt of the distribution until April 1 of the year after he or she attains the age of 72 (or age 70½, 73, or 75, depending on the Participant's date of birth). A Participant will be deemed to have elected to defer receipt of his or her account balance to April 1 of the year following the year in which he or she attains age 72 (or age 70½, 73 or 75, depending on the Participant's date of birth) unless otherwise elected by the month following the date of his or her 65th birthday.
If a terminated Participant’s vested account balance does not exceed $1,000, the account balance, less any required income tax withholding, will be paid to the Participant in a single lump sum. However, the Participant may elect to directly roll over the distribution to an IRA (traditional or Roth) or another employer’s qualified plan without any required income tax withholding.
Notes receivable from participants
The Plan permits Participants to borrow a portion of their vested account balance without paying income taxes or incurring income tax penalties. The minimum loan amount is $1,000. The maximum aggregate amount of all loans to any Participant under the Plan is the lesser of $50,000 (reduced by the highest loan balance outstanding during the 12-month period preceding the date of the new loan) or 50% of the vested value of their account balance. The interest rate on a loan is based on the prime rate in effect on the first business day of the month, and it is fixed for the duration of the loan. Generally, loans must be paid off within five years. If, however, the loan is for the purchase of a principal residence, the repayment period may be up to fifteen years. The Plan generally limits Participants to two outstanding loans at any time. Loan principal and interest are paid through payroll deductions. Notes receivable from participants in the Statement of Net Assets Available for Benefits are measured at the principal plus accrued interest amount outstanding.
Administrative expenses
To the extent not paid in full or in part by the Contributing Employers, the Trustee uses Plan assets to pay the expenses of the Plan, such as taxes (if any) incurred on the income or assets of the trust, brokerage commissions and other expenses associated with the purchase and sale of investments, investment management fees and other expenses directly attributable to the administration of the Plan.